Stockholders' Equity (Details) $ / shares in Units, shares in Thousands, $ in Thousands								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2021 shares	Oct. 06, 2021 shares	Apr. 23, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Mar. 11, 2021 shares	Feb. 17, 2021 shares	Jan. 28, 2021 shares	Sep. 30, 2019 shares	Sep. 30, 2017 shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Mar. 29, 2021 $ / shares
Granted												1,707		4,293	1,563	3,995
Cash received from new investors | $														$ 346,150
Underwriting discount fees | $												$ 21,797	$ 1,230	3,610
Stock offering cost | $												$ 21,797	$ 1,852	$ 3,555
Treasury stock, shares reissued | $			$ 15,146
Common stock, par value | $ / shares										$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value | $ / shares										$ 0.01		$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized										1,000,000		1,000,000		700,000	700,000
Preferred stock, shares authorized										100,000		100,000		61,006	0
Stock options
Number of days option to purchase												4 years		4 years
Stock options | 2021 Omnibus Equity Incentive Plan
Granted						365	73
Stock options | 2021 Omnibus Equity Incentive Plan | Subsequent Event
Granted	11
Restricted Stock Units (RSUs)
Granted								37	75			1,720		1,510
Number of days option to purchase												4 years		2 years
Restricted Stock Units (RSUs) | 2021 Omnibus Equity Incentive Plan
Granted							268
Restricted Stock Units (RSUs) | 2021 Omnibus Equity Incentive Plan | Subsequent Event
Granted					9	213
Granted	36	13
Series A Preferred Stock
Purchase price | $														$ 85,464
Private Placement
Purchase price | $											$ 30,000
IPO
Number of shares issued			9,977
Purchase price | $											$ 269,390
Purchase price per share | $ / shares			$ 27.00
Aggregate net proceeds | $			$ 253,200
Underwriting discount fees | $			16,200
Stock offering cost | $			$ 26,800
Number of shares converted			20,335
Convertible preferred stock, conversion ratio			1
Common stock, par value | $ / shares										$ 0.001		$ 0.001
Preferred stock, par value | $ / shares										$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized										1,000,000		1,000,000		1,000,000
Preferred stock, shares authorized										100,000		100,000		100,000
Underwriter Option
Number of shares issued			1,350
Tiger Global Management, LLC | Private Placement
Number of shares issued				1,111
Purchase price per share | $ / shares				$ 27.00
Gross proceeds | $				$ 30,000
Aggregate net proceeds | $				29,000
Underwriting discount fees | $				1,000
Tiger Global Management, LLC | Private Placement | Subsequent Event
Gross proceeds | $				$ 30,000
Providence | Private Placement
Number of shares issued			5,356
Providence | Underwriter Option
Number of shares issued			650
General and administrative | IPO
Stock offering cost | $										$ 0		$ 21,800